LETTER TO STOCKHOLDERS

We are pleased to present summary financial information of The Adams Express Company (the Company) for the three months ended March 31, 2011.

Net assets of the Company at March 31, 2011 were $13.13 per share on 88,920,291 shares outstanding, compared with $12.65 per share at December 31, 2010 on 88,885,186 shares outstanding. On March 1, 2011, a distribution of $0.05 per share was paid, consisting of $0.02 from 2010 investment income, $0.01 from 2010 short-term capital gain, $0.01 from 2010 long-term capital gain, and $0.01 from 2011 investment income, all taxable in 2011. On April 14, 2011, an investment income dividend of $0.05 per share was declared to stockholders of record May 13, 2011, payable June 1, 2011.

Net investment income for the three months ended March 31, 2011 amounted to $2,789,890, compared with $3,135,897 for the same three month period in 2010. These earnings are equal to $0.03 and $0.04 per share, respectively.

Net capital gain realized on investments for the three months ended March 31, 2011 amounted to $6,741,325, or $0.08 per share.

For the three months ended March 31, 2011, the total return on the net asset value (with dividends and capital gains reinvested) of the Company’s shares was 4.2%. The total return on the market value of the Company’s shares for the period was 6.4%. These compare to a 5.9% total return for the Standard & Poor’s 500 Composite Stock Index (“S&P 500”) and a 5.4% total return for the Lipper Large-Cap Core Mutual Funds Average over the same time period.

For the twelve months ended March 31, 2011, the Company’s total return on net asset value was 9.8% and on market value was 13.0%. Comparable figures for the S&P 500 and the Lipper Large-Cap Core Mutual Fund Average were 15.6% and 13.5%, respectively.

For the twelve months ended March 31, 2011, the annual distribution rate (total dividends and distributions as a percentage of the average daily market price of the Company’s Common Stock) was 4.9%. The table on page 3 shows the annual distribution rate over the past five years.

The Annual Meeting was held on March 22, 2011 in Baltimore, Maryland. The results of the voting at the Annual Meeting are shown on page 7.

Current and potential stockholders can find information about the Company, including the daily net asset value (NAV) per share, the market price, and the discount/premium to the NAV, on our website at www.adamsexpress.com. Also available on the website are a history of the Company, historical financial information, links for electronic delivery of stockholder reports, and other useful content.

By order of the Board of Directors,

Douglas G. Ober,

Chairman and

Chief Executive Officer

David D. Weaver,

President

April 14, 2011

SUMMARY FINANCIAL INFORMATION

Three Months Ended March 31

(unaudited)

	2011	2010
Net asset value per share	$13.13	$12.56
Total net assets	1,167,420,989	1,097,711,849
Unrealized appreciation	196,818,362	140,472,812
Net investment income	2,789,890	3,135,897
Net realized gain	6,741,325	8,375,428
Market price	11.36	10.55
Shares outstanding	88,920,291	87,427,760
Total return (based on market price)	6.4%	5.0%
Total return (based on net asset value)	4.2%	5.6%
Key ratios:
Net investment income to average net assets (annualized)	0.97%	1.20%
Expenses to average net assets (annualized)	0.57%	0.60%
Portfolio turnover	4.16%	3.20%
Net cash & short-term investments to net assets	1.9%	3.1%

RETURNS ON NET ASSET VALUE

As of March 31, 2011

(unaudited)

FIVE YEAR DISTRIBUTION HISTORY

(unaudited)

	Income Dividends Per Share	Short-Term Capital Gains Per Share	Long-Term Capital Gains Per Share	Total Distributions Per Share	Dividend Yield*	Annual Distribution Rate**
2006	$0.23	$0.04	$0.63	$0.90	1.7%	6.8%
2007	0.32	0.08	0.63	1.03	2.2	7.2
2008	0.26	0.01	0.37	0.64	2.3	5.6
2009	0.15	0.05	0.25	0.45	1.7	5.2
2010	0.14	0.09	0.28	0.51	1.4	5.1

				Average:	1.9%	6.0%

*	The dividend yield is the total income dividends during the year divided by the average daily market price of the Company’s Common Stock.
**	The annual distribution rate is the total dividends and capital gain distributions during the year divided by the average daily market price of the Company’s Common Stock.

CHANGES IN PORTFOLIO SECURITIES

During the Three Months Ended March 31, 2011

(unaudited)

	Shares
	Additions		Reductions		Held March 31, 2011
ADTRAN, Inc.	180,100				268,400
Apple Inc.	2,000				87,000
Celgene Corp.	161,700				161,700
CF Industries Holdings, Inc.	28,365				35,031
Freeport-McMoRan Copper & Gold Inc.	121,500	(1)			243,000
Goodrich Corp.	125,000				125,000
Masco Corp.	375,000				825,000
National Oilwell Varco, Inc.	50,000				50,000
NetApp, Inc.	265,000				300,000
Potash Corporation of Saskatchewan Inc.	113,100	(1)			169,650
Ryland Group, Inc.	270,000				613,500
Teck Resources Ltd.	100,000				100,000
Wells Fargo & Co.	110,000				635,000
Cintas Corp.			300,000		—
Del Monte Foods Co.			710,000	(2)	—
Emerson Electric Co.			100,000		200,000
Illinois Tool Works Inc.			170,000		—
MDU Resources Group, Inc.			50,400		512,100
Pfizer Inc.			215,125		800,000
Transocean Ltd.			30,000		105,000
Unilever plc ADR			10,000		573,400
UnitedHealth Group Inc.			47,400		250,000

(1)	By stock split.
(2)	Received $19.00 cash for each share tendered.

PORTFOLIO SUMMARY

March 31, 2011

(unaudited)

Ten Largest Equity Portfolio Holdings

	Market Value	% of Net Assets
Petroleum & Resources Corporation*	$66,937,152	5.7%
Oracle Corp.	36,707,000	3.2
Apple Inc.	30,315,150	2.6
Microsoft Corp.	29,924,800	2.6
JPMorgan Chase & Co.	25,816,000	2.2
PepsiCo, Inc.	23,187,600	2.0
Chevron Corp.	21,486,000	1.8
General Electric Co.	21,212,900	1.8
Walt Disney Co.	20,683,200	1.8
Wells Fargo & Co.	20,129,500	1.7

Total	$296,399,302	25.4%
*Non-controlled affiliate

Sector Weightings

SCHEDULE OF INVESTMENTS

March 31, 2011

(unaudited)

	Shares	Value (A)
Stocks — 98.1%

Consumer — 19.1%
Consumer Discretionary — 8.6%
Columbia Sportswear Co.	200,000	$11,884,000
Lowe’s Companies, Inc.	600,000	15,858,000
McDonald’s Corp.	250,000	19,022,500
Newell Rubbermaid Inc.	400,000	7,652,000
Ryland Group, Inc.	613,500	9,754,650
Target Corp.	320,000	16,003,200
Walt Disney Co.	480,000	20,683,200

		100,857,550

Consumer Staples — 10.5%
Avon Products, Inc.	304,600	8,236,385
Bunge Ltd.	180,000	13,019,400
Coca-Cola Co.	225,000	14,928,750
CVS/Caremark Corp.	295,000	10,124,400
Mead Johnson Nutrition Co. (E)	117,383	6,799,997
PepsiCo, Inc. (F)	360,000	23,187,600
Procter & Gamble Co.	315,000	19,404,000
Safeway Inc.	390,000	9,180,600
Unilever plc ADR	573,400	17,557,508

		122,438,640

Energy — 12.1%
Chevron Corp.	200,000	21,486,000
CONSOL Energy Inc. (E)	73,700	3,952,531
Exxon Mobil Corp. (F)	215,000	18,087,950
Halliburton Co.	150,000	7,476,000
National Oilwell Varco, Inc.	50,000	3,963,500
Petroleum & Resources Corporation (C)	2,186,774	66,937,152
Spectra Energy Corp.	405,780	11,029,100
Transocean Ltd. (B) (E)	105,000	8,184,750

		141,116,983

Financials — 13.8%
Banks — 3.2%
PNC Financial Services Group, Inc.	270,000	17,007,300
Wells Fargo & Co.	635,000	20,129,500

		37,136,800

Diversified Financials — 9.0%
American Express Co.	350,000	15,820,000
Bank of America Corp.	1,385,000	18,462,050
Bank of New York Mellon Corp.	403,775	12,060,759
JPMorgan Chase & Co.	560,000	25,816,000
Morgan Stanley	400,000	10,928,000
State Street Corp.	193,000	8,673,420
T. Rowe Price Group, Inc.	200,000	13,284,000

		105,044,229

Insurance — 1.6%
Prudential Financial, Inc.	310,000	19,089,800

Health Care — 12.8%
Abbott Laboratories	310,000	15,205,500
Bristol-Myers Squibb Co.	159,061	4,203,982
Celgene Corp. (B)	161,700	9,302,601
Gilead Sciences, Inc. (B)	250,000	10,610,000
Hospira, Inc. (B) (E)	175,000	9,660,000
Johnson & Johnson	255,000	15,108,750
Life Technologies Corp. (B) (E)	200,000	10,484,000
Medtronic, Inc.	350,000	13,772,500
Pfizer Inc.	800,000	16,248,000
Senomyx, Inc. (B)	1,284,400	7,757,776
Teva Pharmaceutical Industries Ltd. ADR (E)	330,000	16,556,100
UnitedHealth Group Inc. (E)	250,000	11,300,000
Zimmer Holdings, Inc. (B) (E)	150,000	9,079,500

		149,288,709

Industrials — 13.0%
Caterpillar Inc.	140,000	15,589,000
Curtiss-Wright Corp.	360,000	12,650,400
Emerson Electric Co.	200,000	11,686,000
FedEx Corp.	115,000	10,758,250
General Electric Co.	1,058,000	21,212,900
Goodrich Corp.	125,000	10,691,250
Masco Corp.	825,000	11,484,000
Norfolk Southern Corp.	200,000	13,854,000
Oshkosh Corp. (B) (E)	380,000	13,444,400
Spirit AeroSystems Holdings, Inc. (Class A) (B)	500,000	12,835,000
United Technologies Corp.	200,000	16,930,000

		151,135,200

Information Technology — 19.1%
Semiconductors — 2.1%
Broadcom Corp. (B)	200,000	7,876,000
Intel Corp.	840,000	16,942,800

		24,818,800

Software & Services — 8.5%
Automatic Data Processing, Inc.	300,000	15,393,000
Google Inc. (B)	30,000	17,586,300
Microsoft Corp.	1,180,000	29,924,800
Oracle Corp.	1,100,000	36,707,000

		99,611,100

Technology Hardware & Equipment — 8.5%
ADTRAN, Inc.	268,400	11,396,264
Apple Inc. (B)	87,000	30,315,150
Cisco Systems, Inc.	850,000	14,577,500
Hewlett-Packard Co.	300,000	12,291,000
NetApp, Inc. (B)	300,000	14,454,000
QUALCOMM Inc.	300,000	16,449,000

		99,482,914

SCHEDULE OF INVESTMENTS (CONTINUED)

March 31, 2011

(unaudited)

	Principal/ Shares	Value (A)
Materials — 6.1%
CF Industries Holdings, Inc. (E)	35,031	$4,791,890
Cliffs Natural Resources Inc.	120,000	11,793,600
Dow Chemical Co.	400,000	15,100,000
Freeport-McMoRan Copper & Gold Inc.	243,000	13,498,650
Potash Corporation of Saskatchewan Inc. (E)	169,650	9,997,475
Praxair, Inc.	109,292	11,104,067
Teck Resources Ltd.	100,000	5,302,000

		71,587,682

Utilities — 2.1%
MDU Resources Group, Inc.	512,100	11,762,937
Northeast Utilities	350,000	12,110,000

		23,872,937

Total Stocks (Cost $948,980,943)		1,145,481,344

Short-Term Investments — 1.8%
Time Deposits — 1.6%
Wilmington Trust FSB, 0.90%	$17,583,331	17,583,331

Money Market Funds — 0.2%
Fidelity Institutional Money Market – Government Portfolio, 0.01% (D)	10,000	10,000
RBC U.S. Government Money Market (Institutional Class I), 0.06% (D)	2,779,732	2,779,732
Vanguard Federal Money Market, 0.03% (D)	10,000	10,000
Western Asset Institutional Government Reserves (Institutional Class), 0.05% (D)	10,000	10,000

		2,809,732

Total Short-Term Investments (Cost $20,393,063)		20,393,063

Total Investments — 99.9% (Cost $969,374,006)		1,165,874,407
Cash, receivables, prepaid expenses and other assets, less liabilities — 0.1%		1,546,582

Net Assets — 100.0%		$1,167,420,989

Notes:

(A)	Securities are listed on the New York Stock Exchange or the NASDAQ and are valued at the last reported sale price on the day of valuation.
(B)	Presently non-dividend paying.
(C)	Non-controlled affiliate, a closed-end sector fund, registered as an investment company under the Investment Company Act of 1940.
(D)	Rate presented is as of period-end and represents the annualized yield earned over the previous seven days.
(E)	All or a portion of this security is pledged to cover open written call option contracts. Aggregate market value of such pledged securities is $14,104,530.
(F)	All or a portion of this security is pledged to collateralize open written put option contracts with an aggregate market value to deliver upon exercise of $6,626,000.

This report is transmitted to the stockholders of The Adams Express Company for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Company or of any securities mentioned in the report. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if sold, may be worth more or less than their original cost. Past performance is no guarantee of future investment results.

ANNUAL MEETING OF STOCKHOLDERS

The Annual Meeting of Stockholders was held on March 22, 2011. The following votes were cast for directors:

	Votes For	Votes Withheld
Enrique R. Arzac	66,434,606	8,182,613
Phyllis O. Bonanno	68,862,177	5,755,042
Kenneth J. Dale	68,927,527	5,689,691
Daniel E. Emerson	66,271,977	8,345,241
Frederic A. Escherich	68,969,627	5,647,591
Roger W. Gale	69,006,895	5,610,323
Thomas H. Lenagh	66,094,296	8,522,922
Kathleen T. McGahran	68,887,548	5,729,670
Douglas G. Ober	66,963,535	7,653,683
Craig R. Smith	69,007,714	5,609,504

A proposal to approve and ratify the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Company for 2011 was approved with 70,037,969 votes for, 1,298,209 votes against, and 3,281,041 shares abstaining.

A stockholder proposal recommending that the Board of Directors consider causing the Company to conduct a self-tender offer was defeated with 12,642,354 votes for, 35,791,224 votes against, and 1,586,268 shares abstaining.

The Company

The Adams Express Company

Seven St. Paul Street, Suite 1140, Baltimore, MD 21202

(410) 752-5900            (800) 638-2479

Website: www.adamsexpress.com

E-mail: contact@adamsexpress.com

Counsel: Chadbourne & Parke LLP

Independent Registered Public Accounting Firm: PricewaterhouseCoopers LLP

Custodian of Securities: Brown Brothers Harriman & Co.

Transfer Agent & Registrar: American Stock Transfer & Trust Company

Stockholder Relations Department

59 Maiden Lane

New York, NY 10038

(877) 260-8188

Website: www.amstock.com

E-mail: info@amstock.com

THE ADAMS EXPRESS COMPANY

Board of Directors

Enrique R. Arzac [2,3]	Roger W. Gale [2,4]
Phyllis O. Bonanno [3,4]	Thomas H. Lenagh [2,4]
Kenneth J. Dale [2,4]	Kathleen T. McGahran [1,3,5]
Daniel E. Emerson [1,3,5]	Douglas G. Ober [1]
Frederic A. Escherich [1,4,5]	Craig R. Smith [1,3],5
1.	Member of Executive Committee
2.	Member of Audit Committee
3.	Member of Compensation Committee
4.	Member of Retirement Benefits Committee
5.	Member of Nominating and Governance Committee

Officers

Douglas G. Ober	Chairman and Chief Executive Officer
David D. Weaver	President
Nancy J. F. Prue	Executive Vice President
Lawrence L. Hooper, Jr.	Vice President, General Counsel and Secretary
Richard A. Church	Vice President—Research
David R. Schiminger	Vice President—Research
D. Cotton Swindell	Vice President—Research
Brian S. Hook	Treasurer
Christine M. Sloan	Assistant Treasurer
Geraldine H. Paré	Assistant Secretary

Stock Data

Market Price (3/31/11)	$11.36
Net Asset Value (3/31/11)	$13.13
Discount:	13.5%

New York Stock Exchange ticker symbol: ADX

NASDAQ Quotation Symbol for NAV: XADEX

Distributions in 2011

From Investment Income (paid or declared)	$0.08
From Net Realized Gains	0.02

Total	$0.10

2011 Dividend Payment Dates

March 1, 2011

June 1, 2011

September 1, 2011*

December 27, 2011*

*Anticipated